Investments in affiliates and investments in available-for-sale securities - Navios Containers (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended		3 Months Ended		5 Months Ended	11 Months Ended		12 Months Ended
	Feb. 28, 2019	Mar. 13, 2018	Dec. 31, 2019	Mar. 31, 2018	Jun. 08, 2017	Dec. 03, 2018	Nov. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments In And Advances To Affiliates [Line Items]
Equity in net (losses)/earnings of affiliated companies								$ (1,293)	$ (9,185)	$ (80,205)
Investments in affiliate companies			$ 64,352					$ 56,988	$ 64,352
Navios Containers
Investments In And Advances To Affiliates [Line Items]
Investments on the equity		$ 500			$ 5,000
Ownership percentage of Navios Holdings								3.90%	3.70%
Equity in net (losses)/earnings of affiliated companies			155				$ 417	$ 130
Investments in affiliate companies			$ 2,682					2,812	$ 2,682
Market value of the investment								$ 5,179
Navios Containers
Investments In And Advances To Affiliates [Line Items]
Ownership interest							96.30%
Date of conversion into a limited partnership								Nov. 30, 2018
Warrants | Navios Containers
Investments In And Advances To Affiliates [Line Items]
Ownership interest					1.70%
Navios Containers
Investments In And Advances To Affiliates [Line Items]
Ownership percentage of Navios Holdings								3.70%
Navios Partners
Investments In And Advances To Affiliates [Line Items]
Partners' Capital Account, Units, Sold in Private Placement	380,952			1,370,044					1,464,494
Navios Partners | Navios Containers
Investments In And Advances To Affiliates [Line Items]
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Changes Purchase Of Interest By Parent					$ 30,000
Navios Partners | Warrants | Navios Containers
Investments In And Advances To Affiliates [Line Items]
Ownership percentage					6.80%
Navios Partners | Navios Containers
Investments In And Advances To Affiliates [Line Items]
Percentage of partners' capital						2.50%
Navios Containers | Common units
Investments In And Advances To Affiliates [Line Items]
Partners' Capital Account, Units, Sold in Private Placement					10,057,645
Price per share offered					$ 5
Proceeds from Issuance of Private Placement					$ 50,288